12. CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2019
Interest expense	$ 156,941
Convertible Promissory Note
Accrued interest		$ 60,281
Convertible Redeemable Promissory Note
Accrued interest		$ 56,261